Borrowings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Equity Method Investments And Cost Method Investments [Abstract]
Principal curtailment is due on borrowings	10.00%
Additional borrowing capacity	$ 42.1